Offerings - Offering: 1	Oct. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.025 par value per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	1.09
Maximum Aggregate Offering Price	$ 1,090,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 94.83
Offering Note	This estimate is made pursuant to Rule 457(c) and Rule 457(h) of the Securities Act of 1933, as amended (the “Securities Act”) solely for purposes of calculating the registration fee. The Proposed Maximum Offering Price Per Share is based on the average of the high price $1.13 and low price $1.04 for the Registrant’s Class A Ordinary Shares as reported on the Nasdaq Capital Market on October 19, 2026, which is within five (5) business days prior to the date of this Registration Statement.

Represents 1,000,000 Class A Ordinary Shares issuable under the Amended and Restated 2022 Share Incentive Plan. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), the number of Class A Ordinary Shares registered hereunder will be adjusted in the event of stock splits, stock dividends or similar transactions.